Average Annual Total Returns - Class K - iShares Russell Mid-Cap Index Fund - Class K	Nov. 27, 2020
Average Annual Return:
1 Year	30.43%
Since Inception	9.28%
Inception Date	May 13, 2015
After Taxes on Distributions
Average Annual Return:
1 Year	29.08%
Since Inception	7.41%
Inception Date	May 13, 2015
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	18.71%
Since Inception	6.79%
Inception Date	May 13, 2015